RISK MANAGEMENT - Minimum regulatory capital requirements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 23,744	$ 23,744
Other comprehensive income	(322,153)	(243,983)
Net income for the period	9,241,357	8,163,434
Non-controlling interests	$ 16,296,936	15,711,661
Deductions:
Leverage ratio	3.00%
Banco de Bogota S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,553	3,553
Reserves and retained earnings	15,488,196	14,980,050
Other comprehensive income	(150,051)	246,238
Net income for the period	1,259,998	1,128,549
Deductions:
Goodwill and other intangibles	(1,460,905)	(1,388,211)
Deferred tax assets	(694,849)	(783,110)
CET1	14,445,943	14,187,069
Tier I	14,445,943	14,187,069
Subordinated instruments	1,687,813	2,459,094
Plus/minus others	132,000	134,586
Tier II capital	1,819,813	2,593,680
Technical capital	16,265,756	16,780,749
Risk-weighted assets	80,428,512	81,152,552
Market risk	185,383	153,522
Market risk exposure	2,059,807	1,705,799
Operational risk	683,524	565,377
Operational risk exposure	7,594,709	6,281,962
Risk-weighted assets including regulatory market risk and operational risk	$ 90,083,028	$ 89,140,313
CET1 solvency ratio	16.04%	15.92%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	16.04%	15.92%
Tier II solvency ratio	2.02%	2.91%
Total solvency ratio	18.06%	18.83%
Capital measure	$ 14,445,943	$ 14,187,069
Exposure measure	$ 138,326,503	$ 129,644,773
Leverage ratio	10.44%	10.94%
Banco de Bogota S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,553	$ 3,553
Reserves and retained earnings	15,896,788	15,426,827
Other comprehensive income	(21,063)	244,407
Net income for the period	1,270,587	1,090,178
Deductions:
Goodwill and other intangibles	(1,506,967)	(1,709,972)
Deferred tax assets	(347,120)	(672,462)
Other	(1,431)	(1,431)
CET1	15,294,347	14,381,099
Tier I	15,294,347	14,381,099
Subordinated instruments	1,687,813	2,459,094
Plus/minus others	0
Tier II capital	1,687,813	2,459,094
Other deductions from technical capital		(3,553)
Technical capital	16,982,160	16,840,193
Risk-weighted assets	98,501,784	97,961,017
Market risk	311,408	318,203
Market risk exposure	3,460,094	3,535,594
Operational risk	784,011	664,410
Operational risk exposure	8,711,230	7,382,337
Risk-weighted assets including regulatory market risk and operational risk	$ 110,673,108	$ 108,878,948
CET1 solvency ratio	13.82%	13.21%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	13.82%	13.21%
Tier II solvency ratio	1.53%	2.26%
Total solvency ratio	15.34%	15.47%
Capital measure	$ 15,294,347	$ 14,381,099
Exposure measure	$ 158,485,219	$ 154,516,917
Leverage ratio	9.65%	9.31%
Banco de Occidente S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 4,677	$ 4,677
Reserves and retained earnings	5,242,618	4,996,740
Other comprehensive income	(52,984)	53,594
Net income for the period	533,656	494,992
Deductions:
Goodwill and other intangibles	(761,334)	(693,741)
Deferred tax assets	(235,063)	(233,646)
Other	(2,747)	(2,743)
CET1	4,728,823	4,619,873
Tier I	4,728,823	4,619,873
Subordinated instruments	1,075,171	1,357,700
Plus/minus others	38,417	30,716
Tier II capital	1,113,588	1,388,416
Technical capital	5,842,411	6,008,289
Risk-weighted assets	41,765,590	40,395,605
Market risk	109,891	339,369
Market risk exposure	1,221,006	3,770,764
Operational risk	337,993	282,931
Operational risk exposure	3,755,476	3,143,676
Risk-weighted assets including regulatory market risk and operational risk	$ 46,742,072	$ 47,310,045
CET1 solvency ratio	10.12%	9.77%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.12%	9.77%
Tier II solvency ratio	2.38%	2.93%
Total solvency ratio	12.50%	12.70%
Capital measure	$ 4,728,823	$ 4,619,873
Exposure measure	$ 81,723,618	$ 75,193,855
Leverage ratio	5.79%	6.14%
Banco de Occidente S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 4,677	$ 4,677
Reserves and retained earnings	5,477,955	5,253,452
Other comprehensive income	152,485	209,136
Net income for the period	574,590	473,554
Non-controlling interests	19,155	16,902
Deductions:
Goodwill and other intangibles	(726,124)	(651,630)
Other	(2,747)	(2,743)
CET1	5,499,991	5,303,348
Tier I	5,499,991	5,303,348
Subordinated instruments	1,075,171	1,357,700
Tier II capital	1,075,171	1,357,700
Technical capital	6,575,163	6,661,048
Risk-weighted assets	45,511,052	44,446,464
Market risk	152,513	381,971
Market risk exposure	1,694,594	4,244,121
Operational risk	337,127	283,565
Operational risk exposure	3,745,856	3,150,726
Risk-weighted assets including regulatory market risk and operational risk	$ 50,951,502	$ 51,841,311
CET1 solvency ratio	10.79%	10.23%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.79%	10.23%
Tier II solvency ratio	2.11%	2.62%
Total solvency ratio	12.90%	12.85%
Capital measure	$ 5,499,992	$ 5,303,348
Exposure measure	$ 87,702,312	$ 81,253,921
Leverage ratio	6.27%	6.53%
Banco Popular S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 78,861	$ 77,253
Reserves and retained earnings	2,310,223	2,496,783
Other comprehensive income	113,637	82,992
Net income for the period	15,078	(226,699)
Deductions:
Goodwill and other intangibles	(416,309)	(390,836)
Other	(96,364)	(94,690)
CET1	2,005,126	1,944,803
Tier I	2,005,126	1,944,803
Subordinated instruments	362,384	319,316
Plus/minus others	9,421	15,349
Tier II capital	371,805	334,665
Technical capital	2,376,931	2,279,467
Risk-weighted assets	16,991,036	17,069,637
Market risk	12,786	16,967
Market risk exposure	142,064	188,523
Operational risk	148,169	144,415
Operational risk exposure	1,646,317	1,604,616
Risk-weighted assets including regulatory market risk and operational risk	$ 18,779,417	$ 18,862,775
CET1 solvency ratio	10.68%	10.31%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.68%	10.31%
Tier II solvency ratio	1.98%	1.77%
Total solvency ratio	12.66%	12.08%
Capital measure	$ 2,005,126	$ 1,944,803
Exposure measure	$ 31,641,203	$ 29,036,941
Leverage ratio	6.34%	6.70%
Banco Popular S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 78,861	$ 77,253
Reserves and retained earnings	2,272,386	2,546,400
Other comprehensive income	303,895	251,899
Net income for the period	49,174	(314,876)
Non-controlling interests	7,280,592	6,866,755
Deductions:
Goodwill and other intangibles	(477,807)	(460,169)
Other	(96,372)	(94,690)
CET1	9,410,730	8,872,572
Tier I	9,410,730	8,872,572
Subordinated instruments	112,384	69,316
Tier II capital	112,384	69,316
Other deductions from technical capital	(24,232)	(41,551)
Technical capital	9,498,882	8,900,337
Risk-weighted assets	37,420,685	37,339,994
Market risk	304,481	291,145
Market risk exposure	3,383,123	3,234,940
Operational risk	358,587	414,441
Operational risk exposure	3,984,300	4,604,901
Risk-weighted assets including regulatory market risk and operational risk	$ 44,788,108	$ 45,179,835
CET1 solvency ratio	21.01%	19.64%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	21.01%	19.64%
Tier II solvency ratio	0.25%	0.15%
Total solvency ratio	21.21%	19.70%
Capital measure	$ 9,410,730	$ 8,872,572
Exposure measure	$ 59,643,311	$ 55,602,943
Leverage ratio	15.78%	15.96%
Banco Comercial AV Villas S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 22,297	$ 22,297
Reserves and retained earnings	1,482,139	1,545,974
Other comprehensive income	74,778	123,694
Net income for the period	(52,600)	(116,277)
Deductions:
Goodwill and other intangibles	(241,826)	(194,924)
Deferred tax assets	(1,817)	(10,420)
Other	(44,359)	(116,928)
CET1	1,238,612	1,253,416
Other	176	176
AT1	176	176
Tier I	1,238,788	1,253,592
Subordinated instruments	200,000	150,000
Plus/minus others	37,373	31,568
Tier II capital	237,373	181,568
Technical capital	1,476,161	1,435,160
Risk-weighted assets	11,391,828	10,473,834
Market risk	15,658	22,567
Market risk exposure	173,975	250,741
Operational risk	121,116	102,999
Operational risk exposure	1,345,735	1,144,438
Risk-weighted assets including regulatory market risk and operational risk	$ 12,911,538	$ 11,869,013
CET1 solvency ratio	9.59%	10.56%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	9.59%	10.56%
Tier II solvency ratio	1.84%	1.53%
Total solvency ratio	11.43%	12.09%
Capital measure	$ 1,238,788	$ 1,253,592
Exposure measure	$ 22,081,029	$ 19,170,558
Leverage ratio	5.61%	6.54%
Corporacion Financiera Colombiana S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,464	$ 3,464
Reserves and retained earnings	12,318,266	12,016,888
Other comprehensive income	122,538	(12,237)
Net income for the period	514,748	327,654
Deductions:
Goodwill and other intangibles	(100,348)	(104,519)
Other	(1,611)	(1,512)
CET1	12,857,057	12,229,738
Other	192	192
AT1	192	192
Tier I	12,857,249	12,229,930
Other deductions from technical capital	(24,232)	(41,551)
Technical capital	12,833,017	12,188,379
Risk-weighted assets	21,097,041	20,630,956
Market risk	294,820	320,096
Market risk exposure	3,275,783	3,556,617
Operational risk	205,781	271,948
Operational risk exposure	2,286,453	3,021,644
Risk-weighted assets including regulatory market risk and operational risk	$ 26,659,277	$ 27,209,217
CET1 solvency ratio	48.23%	44.95%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	48.23%	44.95%
Tier II solvency ratio	0.00%	0.00%
Total solvency ratio	48.14%	44.80%
Capital measure	$ 12,857,250	$ 12,229,930
Exposure measure	$ 29,017,318	$ 27,239,441
Leverage ratio	44.31%	44.90%
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 109,211	$ 109,211
Reserves and retained earnings	2,870,070	2,543,792
Other comprehensive income	(29,084)	(19,698)
Net income for the period	701,905	652,600
Deductions:
Goodwill and other intangibles	(405,131)	(381,208)
Deferred tax assets	(33,661)	(25,646)
Other	(53,826)	(53,826)
Tier I	3,159,484	2,825,225
Value of the stabilization reserve	(2,607,155)	(2,269,084)
Technical capital	552,328	556,140
Risk-weighted assets	693,323	671,894
Market risk	4,352	3,832
Market risk exposure	48,361	42,577
Operational risk	137,330	121,454
Operational risk exposure	1,525,884	1,349,490
Risk-weighted assets including regulatory market risk and operational risk	$ 2,267,568	$ 2,063,961
Total solvency ratio	24.36%	26.95%
Aval Fiduciaria S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 31,384	$ 31,384
Reserves and retained earnings	19,951	19,951
Other comprehensive income	(7,471)	(7,381)
Net income for the period	16,367	12,926
Deductions:
Goodwill and other intangibles	(24,256)	(20,156)
Deferred tax assets	(3,895)	(3,844)
CET1	32,080	32,880
Technical capital	32,080	32,880
Risk-weighted assets	28,679	30,098
Market risk	478	717
Market risk exposure	5,315	7,967
Operational risk	14,591	12,889
Operational risk exposure	162,123	143,206
Risk-weighted assets including regulatory market risk and operational risk	$ 196,117	$ 181,271
Total solvency ratio	16.36%	18.14%
Aval Casa de Bolsa S.A | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 15,580	$ 15,580
Reserves and retained earnings	36,277	36,227
Other comprehensive income	(2,909)	(2,944)
Net income for the period	10,915	829
Deductions:
Goodwill and other intangibles	(2,565)	(3,513)
CET1	57,298	46,179
Technical capital	57,298	46,179
Risk-weighted assets	22,752	13,638
Market risk	5,709	6,790
Market risk exposure	63,428	75,444
Operational risk	2,761	3,120
Operational risk exposure	30,682	34,667
Risk-weighted assets including regulatory market risk and operational risk	$ 116,862	$ 123,749
Total solvency ratio	49.03%	37.32%